Employee benefit plans - Reconciliation of Changes in Projected Benefit Obligation and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 233,885	¥ 234,399
Service cost	7,800	8,438	¥ 9,322
Interest cost	3,090	3,441	4,302
Actuarial gain	6,106	(2,697)
Benefits paid	(10,070)	(9,708)
Acquisition, divestitures and other	47	12
Projected benefit obligation at end of year	240,858	233,885	234,399
Change in plan assets:
Fair value of plan assets at beginning of year	220,873	191,674
Actual return on plan assets	15,660	14,317
Employer contributions	5,914	23,278
Benefits paid	(8,610)	(8,396)
Fair value of plan assets at end of year	233,837	220,873	¥ 191,674
Funded status at end of year	(7,021)	(13,012)
Amounts recognized in the consolidated balance sheets	¥ (7,021)	¥ (13,012)